Summary of Significant Accounting Policies (Stock-based Compensation) - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Mar. 31, 2012	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Significant Accounting Policies [Line Items]
Stock-based compensation expense		$ 6.9	$ 1.2	$ 2.1
Expenses on date of modification	$ 5.3	$ 5.4		$ 4.3